CONDENSED INTERIM STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2021	$ 21,066	$ 339,346	$ 975	$ 13,157	$ (1,416)	$ (305,041)	$ 68,087
CHANGES FOR
Issuance of share capital, net	89	177	0	0	0	0	266
Employee stock options exercised	2	12	0	(12)	0	0	2
Employee stock options expired	0	135	0	(135)	0	0	0
Share-based compensation	0	0	0	586	0	0	586
Comprehensive loss for the period	0	0	0	0	0	(12,373)	(12,373)
BALANCE at Jun. 30, 2022	21,157	339,670	975	13,596	(1,416)	(317,414)	56,568
BALANCE at Dec. 31, 2022	27,100	338,976	1,408	14,765	(1,416)	(329,992)	50,841
CHANGES FOR
Employee stock options expired	0	69	0	(69)	0	0	0
Share-based compensation	0	0	0	920	0	0	920
Comprehensive loss for the period	0	0	0	0	0	(30,707)	(30,707)
BALANCE at Jun. 30, 2023	$ 27,100	$ 339,045	$ 1,408	$ 15,616	$ (1,416)	$ (360,699)	$ 21,054